Financial Instruments - Schedule of Derivative Assets and Liabilities (Details) - Derivative hedging instruments - Currency risk - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	¥ (11,315)	¥ (3,362)
Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	11,326	3,407
United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	(8,181)	(11,270)
United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	4,894	7,873
United States Dollar | Currency swap, buying
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities		(56,787)
Hedging instrument, assets	8,686
Other | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets		422
Contract amount | Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	243,870	131,729
Contract amount | Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	244,041	134,762
Contract amount | United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	445,285	865,407
Contract amount | United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	360,656	1,364,837
Contract amount | United States Dollar | Currency swap, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	717,114	739,948
Contract amount | Other | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount		13,515
Contract amount to be settled in more than one year | Euro | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | Euro | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | United States Dollar | Forward exchange contracts, selling
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | United States Dollar | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	0	0
Contract amount to be settled in more than one year | United States Dollar | Currency swap, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount	¥ 717,114	717,114
Contract amount to be settled in more than one year | Other | Forward exchange contracts, buying
Disclosure of detailed information about hedging instruments [line items]
Contract amount		¥ 0